Contributed Surplus - Summary of Contribution Surplus (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Contribution surplus [Abstract]
Balance, January 1	$ 656,832	$ 655,107
Share-based compensation	1,783	1,725
Ending Balance	$ 658,615	$ 656,832